Pilot plant - Operations costs (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	$ 9,907,473	$ 4,596,156
Internet
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	11,013	11,156
Personnel
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	4,140,968	3,073,256
Reagents
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	2,077,470	527,786
Repairs and maintenance
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	644,203	71,384
Supplies
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	864,412	82,435
Testwork
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	1,191,026	371,335
Office trailer rental
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	31,957	28,051
Utilities
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	$ 946,424	$ 430,753